Investments (Details 45) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	$ 350,271	$ 324,797
Mortgage Loans on Real Estate, Commercial and Consumer, Net	56,915	58,976
Estimated Fair Value	7,273	11,080
MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	49	0
Cash and cash equivalents	59	3
Estimated Fair Value	3,333	3,333
Fixed maturity securities [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	350,271	324,797
U.S. corporate securities [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	105,785	91,772
U.S. corporate securities [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	833	893
Foreign corporate securities [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	64,018	67,888
Foreign corporate securities [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	126	139
Foreign government debt securities [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	52,536	42,002
Foreign government debt securities [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	0	5
RMBS [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	42,637	45,852
RMBS [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	502	547
CMBS [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	19,069	20,675
CMBS [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	369	383
ABS [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	12,979	13,168
ABS [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	1,356	1,333
State and political subdivision securities [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	13,235	10,129
State and political subdivision securities [Member] | MRSC collateral financing arrangement [Member]
Variable Interest Entity [Line Items]
Available-for-sale Securities, Debt Securities	$ 39	$ 30